Debt (Details) - USD ($)			1 Months Ended				12 Months Ended
	Sep. 30, 2023	Apr. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	May 31, 2020	Dec. 31, 2023	Dec. 31, 2022
Debt (Details) [Line Items]
Deferred debt issuance costs							$ 100,000
Proceeds from draws on revolving line of credit							4,991,000
Interest expense							745,000	2,306,000
Proceeds from related party loans		$ 5,000,000	$ 300,000				$ 5,300,000	23,000,000
Related Party Loans [Member] | Convertible Debt [Member]
Debt (Details) [Line Items]
Principal and interest					$ 66,100,000
Related Party Loans [Member] | Loans Payable [Member]
Debt (Details) [Line Items]
Interest rate		4.60%
Paycheck Protection Program Loan [Member] | Loans Payable [Member]
Debt (Details) [Line Items]
Interest rate						1.00%
Interest expense								100,000
Proceeds from paycheck protection program loan						$ 1,100,000
Common Stock [Member] | Related Party Loans [Member]
Debt (Details) [Line Items]
Converted shares (in Shares)					6,943,789
Revolving Credit Facility [Member] | Line of Credit [Member] | Commercial Bank Credit Facility [Member]
Debt (Details) [Line Items]
Revolving line of credit				$ 5,000,000
Borrowing term				1 year
Interest rate				7.50%
Deferred debt issuance costs				$ 100,000
Minimum deposit balance				15,000,000
Restricted cash balance requirement				$ 300,000
Interest rate for the revolving line of credit							8.20%
Proceeds from draws on revolving line of credit							$ 4,900,000
Interest expense							$ 200,000	0
Revolving Credit Facility [Member] | Line of Credit [Member] | Commercial Bank Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt (Details) [Line Items]
Basis spread interest rate on secured overnight financing rate				2.90%
Related Party [Member]
Debt (Details) [Line Items]
Borrowing term							1 year
Interest expense							$ 200,000	2,300,000
Interest payable					$ 0		100,000	0
Related Party [Member] | Loans Payable [Member]
Debt (Details) [Line Items]
Interest payable					$ 0		$ 200,000	$ 0
Related Party [Member] | Loans Payable [Member] | Related Party Loans [Member]
Debt (Details) [Line Items]
Borrowing term	30 days
Interest rate	5.10%		5.10%